Schedule I - Combined Condensed Statements of Comprehensive Income (loss)	12 Months Ended
Mar. 31, 2022
Statement of comprehensive income [abstract]
Condensed Statement Of Comprehensive Income [Text Block]
Schedule I – Combined Condensed Statements of Comprehensive Income (loss)

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

expressed in millions of Canadian dollars
Net income (loss)	$857.7	$(76.1)	$(175.9)
Other comprehensive loss that wil not be reclassified subsequently to profit or loss
Foreign exchange loss on translation to presentation currency	$(15.1)	$—	$—
Equity (deficit) in other comprehensive income of subsidiary	157.6	(54.1)	84.1

	142.5	(54.1)	84.1

Total comprehensive income (loss)	$1,000.2	$(130.2)	$(91.8)